Employee Benefits - Stock Appreciation Rights Plan (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	May. 18, 2007	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 14, 2014
Stock Appreciation Rights Plan
Share-based Compensation		$ 121	$ 49	$ 964	$ 335	$ 324
Total stock-based compensation expense				204	$ 335	$ 324
Restricted Stock
Stock Appreciation Rights Plan
Share-based Compensation				$ 344
SAR Plan
Stock Appreciation Rights Plan
Number of units authorized for issuance	200,000
Term of awards	10 years
Units outstanding				134,000
2014 Plan
Stock Appreciation Rights Plan
Number of units authorized for issuance							1,273,838
2014 Plan | Restricted Stock
Stock Appreciation Rights Plan
Units Issued				275,000
Units outstanding				275,000